Subsequent Events (Details Narrative) - USD ($)			1 Months Ended
	Oct. 19, 2017	Sep. 15, 2017	Sep. 30, 2017
Shares issued price per share			$ 0.20
Subsequent Event [Member]
Reverse stock split	1 for 20 reverse stock split	1 for 20 reverse stock split
Number of shares issued			3,750,000
Shares issued price per share			$ 0.20
Proceeds from initial public offering			$ 200,000
Subsequent Event [Member] | Berkeley Clinic, LC [Member]
Voting percentage			63.60%
Subsequent Event [Member] | Berkeley Clinic, LC [Member] | Common Stock [Member]
Number of shares issued			1,500,000
Subsequent Event [Member] | Berkeley Clinic, LC [Member] | Series A Preferred Stock [Member]
Number of shares issued			2,500,000
Subsequent Event [Member] | Class A Warrant [Member]
Warrant exercise price per share			$ 0.30
Subsequent Event [Member] | Class B Warrant [Member]
Warrant exercise price per share			0.40
Subsequent Event [Member] | Class C Warrant [Member]
Warrant exercise price per share			$ 0.60